Borrowings (Details Narrative) $ in Millions		12 Months Ended
	Sep. 24, 2024 USD ($)	Dec. 31, 2024 ARS ($)	Dec. 31, 2024 USD ($)	Oct. 25, 2024 USD ($)	Dec. 31, 2024 USD ($)	Nov. 22, 2024 USD ($)	Oct. 24, 2024 USD ($)	Aug. 05, 2024 USD ($)	Mar. 27, 2024 ARS ($)	Mar. 07, 2024 USD ($)	Jan. 30, 2024 USD ($)	Dec. 31, 2023 ARS ($)
IfrsStatementLineItems [Line Items]
Fair values of noncurrent borrowings		$ 449,685										$ 206,555
Notes and debentures issued											$ 750,000,000
Nominal annual interest rate		14.88%	14.88%
Cash		$ 387,269										$ 199,810
Equivalent					$ 8,218,667
Recognized amount		$ 3,447	$ 3,102,461
Authorized amount	$ 750,000,000
Class 3 Corporate Notes [Member]
IfrsStatementLineItems [Line Items]
Notes payable face value										$ 95,762,688	60,000,000
Exchange ratio, description		Class No. 3 Corporate Notes were paid-in according to the following detail: (i) USD 34,157,571 relates to the Integration in Kind Tranche through the delivery of Class No. 2 Corporate Notes at the Exchange Consideration; and (ii) USD 61,605,117 relates to the Regular Integration Tranche. The exchange consideration for each USD 1.00 principal amount of Class No. 2 Corporate Notes that the Eligible Holders thereof submitted for the integration in kind of Class No. 3 Corporate Notes is of USD 1.0425 principal amount of Class No. 3 Corporate Notes.	Class No. 3 Corporate Notes were paid-in according to the following detail: (i) USD 34,157,571 relates to the Integration in Kind Tranche through the delivery of Class No. 2 Corporate Notes at the Exchange Consideration; and (ii) USD 61,605,117 relates to the Regular Integration Tranche. The exchange consideration for each USD 1.00 principal amount of Class No. 2 Corporate Notes that the Eligible Holders thereof submitted for the integration in kind of Class No. 3 Corporate Notes is of USD 1.0425 principal amount of Class No. 3 Corporate Notes.
Nominal annual interest rate		9.75%	9.75%
Class 4 Corporate Notes [Member]
IfrsStatementLineItems [Line Items]
Notes payable face value											$ 100,000,000
Notes and debentures issued									$ 21,502	3,577,000,000
Annual fixed margin interest rate		3.00%	3.00%
Class 2 Corporate Notes [Member]
IfrsStatementLineItems [Line Items]
Settled nominal value					6,649,091					32,766,541
Outstanding nominal value					6,881,682	$ 20,584,368				$ 33,028,852
Class 4 Additional Corporate Notes [Member]
IfrsStatementLineItems [Line Items]
Notes and debentures issued									$ 20,821
Class 5 And Class 6 Corporate Notes [Member]
IfrsStatementLineItems [Line Items]
Exchange ratio, description		The new Class No. 5 Corporate Notes were paid-in according to the following detail: (i) USD 6,881,682 relates to the Integration in Kind Tranche through the delivery of Class No. 2 Corporate Notes at the Exchange Consideration; and (ii) USD 75,038,505 relates to the Regular Integration Tranche. The exchange consideration for each USD 1 principal amount of Class No. 2 Corporate Notes that the Eligible Holders thereof submitted for the integration in kind of Class No. 5 Corporate Notes is of USD 1.035 principal amount of Class No. 5 Corporate Notes.	The new Class No. 5 Corporate Notes were paid-in according to the following detail: (i) USD 6,881,682 relates to the Integration in Kind Tranche through the delivery of Class No. 2 Corporate Notes at the Exchange Consideration; and (ii) USD 75,038,505 relates to the Regular Integration Tranche. The exchange consideration for each USD 1 principal amount of Class No. 2 Corporate Notes that the Eligible Holders thereof submitted for the integration in kind of Class No. 5 Corporate Notes is of USD 1.035 principal amount of Class No. 5 Corporate Notes.
Aggregate nominal value								$ 81,920,187
Class 5 And Class 6 Corporate Notes [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Aggregate nominal value					50,000,000
Class 5 And Class 6 Corporate Notes [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Aggregate nominal value					175,000,000
Class 6 And Class 6 Corporate Notes [Member]
IfrsStatementLineItems [Line Items]
Aggregate nominal value								$ 17,313,000,000
Class 5 Corporate Notes [Member]
IfrsStatementLineItems [Line Items]
Nominal annual interest rate		9.50%	9.50%
Class 6 Corporate Notes [Member]
IfrsStatementLineItems [Line Items]
Annual fixed margin interest rate		7.00%	7.00%
Class 7 Corporate Notes [Member]
IfrsStatementLineItems [Line Items]
Notes payable face value							$ 135,000,000
Notes and debentures issued							$ 131,157,900
Aggregate nominal value					150,000,000
Outstanding principal amount					183,789,286
Exchange ratio, description		The principal on Class No. 7 Corporate Notes will be repaid in three payments to be made on October 24, 2028, October 24, 2029 and October 24, 2030, relating to 33.33%, 33.33% and 33.34% of principal, respectively. Furthermore, they will accrue interest at a fixed annual nominal rate of 9.75%, payable semiannually in arrears on April 24 and October 24 of each year, commencing on April 24, 2025.	The principal on Class No. 7 Corporate Notes will be repaid in three payments to be made on October 24, 2028, October 24, 2029 and October 24, 2030, relating to 33.33%, 33.33% and 33.34% of principal, respectively. Furthermore, they will accrue interest at a fixed annual nominal rate of 9.75%, payable semiannually in arrears on April 24 and October 24 of each year, commencing on April 24, 2025.
Class 1 Corporate Notes [Member]
IfrsStatementLineItems [Line Items]
Outstanding nominal value					55,244,538
Nominal annual interest rate		9.75%	9.75%
Class Additional 7 Corporate Notes [Member]
IfrsStatementLineItems [Line Items]
Nominal annual interest rate		85.12%	85.12%
Aggregate nominal value				$ 48,789,286
Cash				$ 2,062,782	$ 47,025,871
Principal amount, description				For each USD 100 principal amount of Existing Corporate Notes validly tendered and accepted under the Exchange Offer, each Eligible Holder received USD 103.75 principal amount of Class No. 7 Additional Corporate Notes, plus the applicable Payment of Accrued Interest.
Classes 3, 4, 5, 6 And 7 Corporate Notes [Member]
IfrsStatementLineItems [Line Items]
Disbursed as issuance expenses		$ 14,918